Summary of Significant Accounting Policies - Additional Information (Details) shares in Millions		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Customer shares
Significant Accounting Policies [Line Items]
FDIC limit of insurable cash	$ 250,000	$ 250,000
Letters of credit outstanding, amount	243,380	243,380	$ 243,380
Allowance for doubtful accounts receivable	31,278	31,278	$ 26,716
Number of individual customers accounting for more than 10% of revenue | Customer			0
Inventory valuation reserves	$ 155,507	155,507	$ 704,516
Depreciation expense		401,272	388,231
Amortization of intangible assets		267,816	267,816
Impairment of finite-lived intangible assets		0	$ 0
Impairment of goodwill		$ 0
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Antidilutive securities excluded from computation of earnings per share, amount | shares		1.6	0.5
Domestic Country [Member]
Significant Accounting Policies [Line Items]
Operating loss carryforwards	$ 165,544,893	$ 165,544,893	$ 150,950,436
Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		10 years
Developed Technology [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		7 years
Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		7 years
Accounts Receivable [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage		41.00%	25.00%
Sales Revenue, Net [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage		11.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due		30 days
Estimated useful lives of related assets		3 years
Fair value assumptions, expected term		6 years 3 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due		60 days
Estimated useful lives of related assets		5 years
Fair value assumptions, expected term		10 years